Reorganization, Share Split And Acquisition Of The 17173 Business	12 Months Ended
Dec. 31, 2011
Reorganization, Share Split And Acquisition Of The 17173 Business [Abstract]
Reorganization, Share Split And Acquisition Of The 17173 Business

2. REORGANIZATION, SHARE SPLIT AND ACQUISITION OF THE 17173 BUSINESS

a. Reorganization

In August 2007, Sohu.com, which is the Company's ultimate parent company, undertook a restructuring and reorganization (the "Reorganization"). Sohu.com and its subsidiaries and VIEs, excluding the Company and its subsidiaries and VIEs, are collectively referred to as "Sohu." Sohu.com and its subsidiaries and VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to as the "Sohu Group." The Reorganization was effected in connection with a contemplated initial public offering by the Company on the NASDAQ Global Select Market.

Prior to the establishment of the Group, the operation and licensing of MMOGs were carried out by various companies owned or controlled by Sohu.com (the "Predecessor Operations"). In connection with the Reorganization, the Predecessor Operations, which include all operating assets and liabilities relating to the operation of massively multi-player online role-playing games ("MMORPGs") (which are a subset of MMOGs), were transferred to the Group with legal effect as of December 1, 2007.

b. Share Split and Issuances

(i) In May 2008, the Company effected a share split of each $1.00 par value share into 100 shares of $0.01 par value each, resulting in 5,000,000 ordinary shares authorized, issued and outstanding.

In May 2008, the Company's authorized share capital was increased from 5,000,000 to 10,000,000 ordinary shares with a par value of $0.01 per ordinary share, and in June 2008 the Company issued to Sohu.com (Game) Limited an additional 3,500,000 ordinary shares, such that Sohu.com (Game) Limited then held an aggregate of 8,500,000 ordinary shares, then representing 100% of the outstanding share capital of the Company.

(ii) In December 2008, the Company effected the following transactions: (a) Sohu.com (Game) Limited transferred 8,500,000 ordinary shares to the Company for cancellation; (b) the Company increased its authorized ordinary shares from 10,000,000 to 109,774,000 ordinary shares, par value $0.01 per share, with 100,000,000 of such shares designated as Class A ordinary shares and 9,774,000 of such shares designated as Class B ordinary shares; and (c) the Company issued 8,000,000 Class B ordinary shares to Sohu.com (Game) Limited.

(iii) On March 16, 2009, the Company increased its authorized ordinary shares from 109,774,000 to 297,740,000 ordinary shares, par value $0.01 per share, with 200,000,000 of such shares designated as Class A ordinary shares and 97,740,000 of such shares designated as Class B ordinary shares, and effected a ten-for-one split of outstanding Class B ordinary shares by way of a bonus share issuance of nine Class B ordinary shares for each Class B ordinary share then outstanding.

The impact of the share splits and issuances is accounted for retroactively in the periods presented herein.

c. Acquisition of the 17173 Business

On December 15, 2011, the Group completed the acquisition from Sohu of certain assets and business operations associated with the online game information portal 17173.com Website (the "17173 Business") for fixed cash consideration of approximately $162.5 million. Under the acquisition agreement, the net profit of $1.3 million generated from the Group's operation of the 17173 Business during the transition period from December 16, 2011 through December 31, 2011 (the "Transition Period") was for the benefit of Sohu. The Company accounted for this $1.3 million as part of the consideration for the acquisition. See Note 6 – "BUSINESS COMBINATIONS –Acquisition of the 17173 Business" and Note 24 – "RELATED PARTY TRANSACTIONS." Because Changyou and the 17173 Business are under common control by Sohu, in accordance with ASC subtopic 805-50 the Company's consolidated financial statements for the years ended December 31, 2009, 2010 and 2011 have been prepared as if the current corporate structure had been in existence throughout the periods presented and the Company's consolidated financial statements for the years ended December 31, 2009 and 2010 have been restated accordingly. See Note 29—"ADDITIONAL INFORMATION—RESTATED FINANCIAL STATEMENTS."